SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

24.    SHAREHOLDERS’ EQUITY

24.1               Share capital

On June 30, 2020, the Suzano's share capital is R$9,269,281 divided into 1,361,263,584 common shares, all nominative, book-entry shares without par value. The share capital is net of the public offering expenses of R$33,735.

The breakdown of the share capital is set forth below:

	Ordinary
	Quantity	(%)
Shareholder
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements	35,564,742	2.61
Alden Fundo de Investimento em Ações	26,154,741	1.92
	624,141,609	45.85
Treasury	12,042,004	0.88
BNDESPAR	150,217,425	11.04
Votorantim S.A.	75,180,059	5.52
Other shareholders	499,682,487	36.71
	1,361,263,584	100.00

By resolution of the Board of Directors, the share capital may be increased, irrespective of any amendment to the Bylaws, up to the limit of 780,119,712 common shares, all exclusively book-entry shares.

For the six-month period ended June 30, 2020, SUZB3 common shares ended the period quoted at R$36.79  (R$39.68 on December 31, 2019).

24.2                  Treasury shares

The Company has 12,042,044 common shares of own issuance held in treasury, with an average cost of R$18.13 (eighteen Brazilian Reais and thirteen cents) per share, with historical value of R$218,265 and market value corresponding to R$443,025. For the six-month period ended June 30, 2019, there was no movement of purchase or sale.